BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per ordinary share for each class of ordinary shares:

	For the Three Months Ended September 30, 2022		For the Nine Months Ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$426,708	$103,271	$(49,644)	$(12,015)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,407,000	6,875,000	28,407,000	6,875,000

Basic and diluted net income (loss) per ordinary share	$0.02	$0.02	$(0.00)	$(0.00)

	For the Three Months Ended September 30, 2021		For the Period from February 19, 2021 (inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(285,869)	$(69,185)	$(492,936)	$(197,864)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,407,000	6,875,000	16,473,466	6,612,443

Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)	$(0.03)	$(0.03)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For The Period From February 19, 2021 (Inception) through December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:

Allocation of net loss	$(821,655)	$(278,926)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	19,687,130	6,683,149

Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)